Summary of significant accounting policies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of significant accounting policies
Note 1 - Summary of significant accounting policies

Our significant accounting policies, normally included in financial statements prepared in conformity with generally accepted accounting principles, have been omitted from this Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). We believe the disclosures contained in this Form 10-Q are adequate to fairly state the information when read in conjunction with the Notes to the Consolidated Financial Statements included in our consolidated financial statements for the year ended December 31, 2016, included in Item 8 - Consolidated Financial Statements and Supplementary Data, included in our Annual Report on Form 10-K filed with the SEC on February 14, 2017. For a description of our accounting policies, refer to the Notes to the Consolidated Financial Statements included therein.

We believe the accompanying unaudited consolidated financial statements reflect all adjustments (consisting of only normal recurring adjustments) necessary to state fairly the unaudited consolidated balance sheet as of September 30, 2017, the consolidated balance sheet as of December 31, 2016, the unaudited consolidated statement of operations and unaudited consolidated statement of comprehensive income for the three and nine months ended September 30, 2017 and 2016, the unaudited consolidated statement of changes in stockholders’ equity for the nine months ended September 30, 2017, and the unaudited consolidated statement of cash flows for the nine months ended September 30, 2017 and 2016. Operating results for the three and nine months ended September 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017.

Adopted new accounting guidance. In March 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends Accounting Standards Codification (“ASC”) Topic 718, Compensation – Stock Compensation. The new standard simplifies the accounting for stock-based compensation, including amendments on how both taxes related to stock-based compensation and cash payments made to taxing authorities are recorded, changing the threshold to qualify for equity classification and allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. Excess tax benefits were historically recorded in additional paid-in capital. Upon adoption on January 1, 2017, excess tax benefits, which are immaterial for the three and nine months ended September 30, 2017, are prospectively recognized as income tax expense on our consolidated statement of operations and prospectively recognized as an operating activity on our consolidated statement of cash flows for the nine months ended September 30, 2017. Prior periods have not been retrospectively adjusted for adoption of this standard. We have also elected to continue to estimate the number of awards that are expected to vest. The remaining amendments to this standard, as noted above, are either not applicable or do not change our current accounting practices and thus do not impact our consolidated financial statements, including our consolidated statement of cash flows.

New accounting guidance not yet adopted. In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. The guidance addresses the classification of cash flow related to (1) debt prepayment or extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance, including bank-owned life insurance, (6) distributions received from equity method investees and (7) beneficial interests in securitization transactions. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance will generally be applied retrospectively and is effective for financial statements issued for annual reporting periods beginning after December 15, 2017. In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash. This guidance requires amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance will be applied retrospectively and is effective for financial statements issued for annual reporting periods beginning after December 15, 2017. We are currently evaluating the impact of these standards on our consolidated statement of cash flows.

In February 2016, FASB issued ASU 2016-02, Leases (ASC Topic 842), which supersedes ASC Topic 840, Leases. This ASU is intended to increase transparency and comparability of organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The new guidance is effective for financial statements issued for annual reporting periods beginning after December 15, 2018, and early application is permitted. We are currently evaluating the impact of this standard on our consolidated financial statements.

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606), which supersedes ASC Topic 605, Revenue Recognition. The new standard requires companies to recognize revenues upon transfer of goods or services to customers in amounts that reflect the consideration which the company expects to receive in exchange for those goods or services. In July 2015, the FASB delayed the effective date of the standard by one year. The new guidance is effective for financial statements issued for annual reporting periods beginning after December 15, 2017. We have substantially completed evaluation of our Pharmacy Benefit Management (“PBM”) and Other Business Operations segments and have determined adoption of the new standard will not have a significant impact on our consolidated financial statements. We are in the process of finalizing our revised disclosures and anticipate full retrospective application upon adoption.

1. Summary of significant accounting policies

Organization and operations. We are the largest stand-alone pharmacy benefit management (“PBM”) company in the United States, providing healthcare management and administration services on behalf of clients that include managed care organizations, health insurers, third-party administrators, employers, union-sponsored benefit plans, workers’ compensation plans and government health programs. We report segments on the basis of the products and services we offer and have determined we have two reportable segments: PBM and Other Business Operations. Our integrated PBM services include clinical solutions, Express Scripts SafeGuardRx, specialized pharmacy care, home delivery pharmacy services, specialty pharmacy services, retail network pharmacy administration, benefit design consultation, drug utilization review, drug formulary management, Medicare, Medicaid and Public Exchange offerings, administration of a group purchasing organization and consumer health and drug information. Through our Other Business Operations segment, we provide distribution services of specialty pharmaceuticals and provide consulting services for pharmaceutical and biotechnology manufacturers to collect scientific evidence to guide the safe, effective and affordable use of medicines.

Basis of presentation. The consolidated financial statements include our accounts and those of our consolidated subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in affiliated companies 20% to 50% owned are accounted for under the equity method. Certain amounts in prior years have been reclassified to conform to the current year presentation. The preparation of the consolidated financial statements conforms to generally accepted accounting principles in the United States and requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates and assumptions.

Cash and cash equivalents. Cash and cash equivalents include cash on hand and investments with original maturities of three months or less. We have banking relationships resulting in certain cash disbursement accounts being maintained by banks which do not hold our cash concentration accounts. As a result, cash disbursement accounts carrying negative book balances of $824.8 million and $745.8 million (representing outstanding checks not yet presented for payment) have been reclassified to claims and rebates payable and accounts payable, as appropriate, at December 31, 2016 and 2015, respectively. This reclassification restores balances to cash and current liabilities for liabilities to our vendors which have not been settled. No overdraft or unsecured short-term loan exists in relation to these negative balances.

Accounts receivable. The accounts receivable balance primarily includes amounts due from clients, third-party payors and members. Based on our revenue recognition policies described below, at the end of each period certain claims are unbilled. As of December 31, 2016 and 2015, unbilled receivables were $705.8 million and $2,045.2 million, respectively. Unbilled receivables are typically billed to clients within 30 days based on the contractual billing schedule agreed upon with the client.

Our primary reserves for credit loss in accounts receivable is our allowance for doubtful accounts of $75.0 million and $87.3 million for the years ended December 31, 2016 and 2015, respectively, which equals our estimated uncollectible receivables. This estimate is based on the current status of each customer’s receivable balance as well as current economic and market conditions. Our allowance for doubtful accounts also reflects amounts associated with member premiums for our Medicare Part D product offerings. Receivables are written off against the allowances only upon determination that such amounts are not recoverable and all collection attempts have failed. We regularly review and analyze the adequacy of these allowances based on a variety of factors, including the age of the outstanding receivable and the collection history. When circumstances related to specific collection patterns change, estimates of the recoverability of receivables are adjusted.

As of December 31, 2016 and 2015, we have accounts receivable reserves of $115.2 million and $133.2 million, respectively, in our contractual allowance for certain receivables from third-party payors based on our collection experience. As of December 31, 2016 and 2015, we have accounts receivable reserves of $199.6 million and $194.7 million, respectively, which include discounts and claims adjustments issued to the customers in the form of client credits. Refer to our “Revenue recognition” section below for more information regarding these estimates that reduce revenue.

As a percent of accounts receivable, our accounts receivable reserves were 8.5% and 10.6% at December 31, 2016 and 2015, respectively. These percentages include the estimate for uncollectible rebates from manufacturers. Refer to our “Rebate accounting” section below for further discussion.

As of December 31, 2016 and 2015, we have an outstanding receivable balance of approximately $95.3 million and $170.5 million, respectively, from the state of Illinois. We have not recorded a reserve against this receivable, as it is associated with a state, which continues to make payments. We believe the full receivable balance will be realized.

Inventories. Inventories consist of prescription drugs and medical supplies which are stated at the lower of first-in first-out cost or market.

Property and equipment. Property and equipment is carried at cost and is depreciated using the straight-line method over estimated useful lives of 7 years for furniture and 3 to 5 years for equipment and purchased computer software. Buildings are amortized on a straight-line basis over estimated useful lives of 10 to 35 years. Leasehold improvements are amortized on a straight-line basis over the remaining term of the lease or the useful life of the asset, whichever is shorter. Expenditures for repairs, maintenance and renewals are charged to income as incurred. Expenditures that improve an asset or extend its estimated useful life are capitalized. When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

Research and development expenditures relating to the development of software for internal purposes are charged to expense until technological feasibility is established. Thereafter, the remaining software production costs up to the date placed into production are capitalized and included as property and equipment. Amortization of the capitalized amounts commences on the date placed into production and is computed on an individual product basis using the straight-line method over the remaining estimated economic life of the product, not to exceed more than 5 years. Reductions, if any, in the carrying value of capitalized software costs to net realizable value are expensed.

Marketable securities. All investments not included as cash and cash equivalents are accounted for in accordance with applicable accounting guidance for investments in debt and equity securities. Management determines the appropriate classification of our marketable securities at the time of purchase and re-evaluates such determination at each balance sheet date. All marketable securities at December 31, 2016 and 2015 were recorded in “Other assets” on our consolidated balance sheet (see Note 2 - Fair value measurements to our consolidated financial statements).

Securities bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses included in earnings. We maintain our trading securities to offset changes in certain liabilities related to our deferred compensation plan described in Note 8 - Employee benefit plans and stock-based compensation plans to our consolidated financial statements.

Securities not classified as trading or held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses reported through other comprehensive income, net of applicable taxes. We held no securities classified as available-for-sale at December 31, 2016 or 2015.

Impairment of long-lived assets. We evaluate whether events and circumstances have occurred which indicate the remaining estimated useful life of long-lived assets, including other intangible assets, may warrant revision or the remaining balance of an asset may not be recoverable. The measurement of possible impairment is based on a comparison of the fair value of the related assets to the carrying value using discount rates that reflect the inherent risk of the underlying business. Impairment losses, if any, would be recorded to the extent the carrying value of the assets exceeds the implied fair value resulting from this calculation.

Goodwill. Goodwill is evaluated for impairment annually during the fourth quarter or when events or circumstances occur indicating goodwill might be impaired. Goodwill impairment testing guidance provides an option to first assess qualitative factors to determine whether it is more likely than not the fair value of a reporting unit is less than its carrying amount. We determine reporting units for the purpose of evaluating goodwill valuation based on component parts of our business one level below the segment level. Our reporting units represent businesses for which discrete financial information is available and reviewed regularly by segment management. When performing a qualitative assessment, we consider various events and circumstances in evaluating whether it is more likely than not the fair value of a reporting unit is less than its carrying amount and whether the first step of the goodwill impairment test (“Step 1”) is necessary. In 2016, we performed a qualitative assessment for approximately 99% of our goodwill as of December 31, 2016.

When performing Step 1, the measurement of possible impairment is based on a comparison of the fair value of each reporting unit to the carrying value of the reporting unit’s net assets. Impairment losses, if any, are determined based on the fair value of the individual assets and liabilities of the reporting unit, using discount rates that reflect the inherent risk of the underlying business. We record an impairment charge to the extent the carrying value of goodwill exceeds the implied fair value of goodwill resulting from this calculation. This valuation process involves assumptions based on management’s best estimates and judgments, which approximate the market conditions experienced for our reporting units at the time the impairment assessment is made. Actual results may differ from these estimates due to the inherent uncertainty involved in such estimates. In 2016, we performed Step 1 for approximately 1% of our goodwill as of December 31, 2016.

No impairment existed for any of our reporting units at December 31, 2016, 2015 or 2014.

Other intangible assets. Other intangible assets include, but are not limited to, customer contracts and relationships and trade names. Customer contracts and relationships and trade names are valued at fair market value when acquired using the income method. Customer contracts and relationships intangible assets related to our acquisition of Medco Health Solutions, Inc. (“Medco”) are being amortized using a modified pattern of benefit method over an estimated useful life of 8 to 16 years. All other intangible assets, excluding legacy Express Scripts, Inc. (“ESI”) trade names which have an indefinite life, are amortized on a straight-line basis, which approximates the pattern of benefit, over periods from 10 to 20 years for customer-related intangibles, 10 years for trade names and 5 years for other intangible assets. The weighted-average amortization period of intangible assets subject to amortization is 15 years. See Note 4 - Goodwill and other intangible assets to our consolidated financial statements for further discussion of other intangible assets.

The customer contract related to our 10-year contract with Anthem Inc. (“Anthem”) under which we provide pharmacy benefit management services to Anthem and its designated affiliates (the “PBM agreement”) is being amortized using a modified pattern of benefit method over an estimated useful life of 10 years. When we executed our agreement with Anthem in 2009, we considered the overall structure of the agreement and the nature of our relationship with Anthem, including the complexity of the service level required, and attributed a reasonable likelihood of renewal at the end of its term in 2019. Accordingly, we amortized the agreement using a modified pattern of benefit over an estimated useful life of 15 years. However, due to the sequence of events regarding our discussions with Anthem, culminating in the filing of a lawsuit by Anthem on March 21, 2016, we felt it prudent to consider the increased likelihood of either non-renewal or renewal on substantially different terms such that, beginning in March 2016, we began amortizing our agreement with Anthem over the remaining term of the contract (i.e., using a life of 10 years from the time the agreement was executed in 2009). Previously, we amortized the agreement over 15 years. Therefore, the intangible asset amortization associated with the Anthem agreement will run through the remaining term of the contract at the end of 2019, reducing the previous amortization period by 5 years. This change increased intangible asset amortization by $105.6 million for 2016 and by approximately $126.7 million per year beginning in 2017 relative to the previous amortization schedule.

Self-insurance accruals. We may maintain insurance coverage for claims that arise in the normal course of business. Where insurance coverage is not available, or, in our judgment, is not cost-effective, we maintain self-insurance accruals to reduce our exposure to future claims, legal costs, settlements, and judgments once such costs become both probable and estimable. Self-insured losses are accrued based on estimates of the aggregate liability for the costs of uninsured claims incurred using certain standard insurance industry actuarial assumptions (see Note 9 - Commitments and contingencies to our consolidated financial statements). It is not possible to predict with certainty the outcome of these claims, and we can give no assurances any losses, in excess of our insurance and any self-insurance accruals, will not be material.

Fair value of financial instruments. Authoritative Financial Accounting Standards Board (“FASB”) guidance regarding fair value measurement establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

FASB guidance allows a company to elect to measure eligible financial assets and financial liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings at each subsequent reporting date. Eligible items include, but are not limited to, accounts and loans receivable, equity method investments, accounts payable, guarantees, issued debt and firm commitments. Currently, we have not elected to account for any of our eligible items using the fair value option. See Note 2 - Fair value measurements to our consolidated financial statements for a description of the fair values of our financial instruments.

Revenue recognition. Revenues from our PBM segment are earned by dispensing prescriptions from our home delivery and specialty pharmacies, processing claims for prescriptions filled by retail pharmacies in our networks, and providing services to drug manufacturers, including administration of discount programs (see also “Rebate accounting” below).

Revenues from dispensing prescriptions from our home delivery pharmacies are recorded when drugs are shipped. At the time of shipment, our earnings process is complete; the obligation of our customer to pay for the drugs is fixed and, due to the nature of the product, the member may not return the drugs or receive a refund.

Revenues from our specialty pharmacies are from providing medications/pharmaceuticals for diseases that rely upon high-cost injectable, infused, oral or inhaled drugs which have sensitive handling and storage needs and providing fertility pharmaceuticals to providers and patients. Specialty revenues earned by our PBM segment are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Historically, adjustments to our original estimates have been immaterial. Differences may affect the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends and are not material.

Revenues from our PBM segment are also derived from the distribution of pharmaceuticals requiring special handling or packaging where we have been selected by the pharmaceutical manufacturer as part of a limited distribution network. These revenues include administrative fees received from these programs.

Revenues related to the dispensing of prescription drugs by retail pharmacies in our networks consist of the prescription price (ingredient cost plus dispensing fee) negotiated with our clients, including the portion to be settled directly by the member (co-payment), plus any associated administrative fees. These revenues are recognized when the claim is processed. When we independently have a contractual obligation to pay our network pharmacy providers for benefits provided to our clients’ members, we act as a principal in the arrangement and we include the total prescription price as revenues. Although we generally do not have credit risk with respect to retail co-payments, the primary indicators of gross treatment are present. When a prescription is presented by a member to a retail pharmacy within our network, we are solely responsible for confirming member eligibility, performing drug utilization review, reviewing for drug-to-drug interactions, performing clinical intervention which may involve a call to the member’s physician, communicating plan provisions to the pharmacy, directing payment to the pharmacy and billing the client for the amount it is contractually obligated to pay us for the prescription dispensed, as specified within our client contracts. We also provide benefit design and formulary consultation services to clients. We have separately negotiated contractual relationships with our clients and with network pharmacies, and under our contracts with pharmacies we assume the credit risk of our clients’ ability to pay for drugs dispensed by these pharmacies to clients’ members. We, not our clients, are obligated to pay the retail pharmacies in our networks the contractually agreed upon amount for the prescription dispensed, as specified within our provider contracts. These factors indicate we are a principal and, as such, we record the total prescription price contracted with clients in revenues.

If we merely administer a client’s network pharmacy contracts to which we are not a party and under which we do not assume credit risk, we record only our administrative fees as revenue. For these clients, we earn an administrative fee for collecting payments from the client and remitting the corresponding amount to the pharmacies in the client’s network. In these transactions we act as a conduit for the client. Because we are not the principal in these transactions, drug ingredient cost is not included in our revenues or our cost of revenues.

In retail pharmacy transactions, amounts paid to pharmacies and amounts charged to clients are always exclusive of the applicable co-payment. Retail pharmacy co-payments, which we instructed retail pharmacies to collect from members, are included in revenues and cost of revenues.

Many of our contracts contain terms whereby we make certain financial and performance guarantees, including the minimum level of discounts or rebates a client may receive, generic utilization rates and various service guarantees. These clients may be entitled to the payment of performance penalties if we fail to meet a financial or service guarantee. Actual performance is compared to the guarantee for each measure throughout the period and accruals are recorded as an offset to revenues if we determine our performance against the guarantee indicates a potential liability. These estimates are adjusted to actual when the guarantee period ends and we have either met the guaranteed rate or paid amounts to clients. Historically, adjustments to our original estimates have been immaterial.

Revenues from our Other Business Operations segment are earned from the distribution of specialty pharmaceuticals and medical supplies to providers, clinics and hospitals, performance-oriented fees paid by specialty pharmacy manufacturers, revenues from late-stage clinical trials, risk management and drug safety services associated with UBC and other non-product related revenues.

Revenues from distribution activities are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances, which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may affect the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends and are not material.

Rebate accounting. We administer a rebate program through which we receive rebates and administrative fees from pharmaceutical manufacturers. Rebates and administrative fees earned for the administration of this program, performed in conjunction with claims processing and home delivery services provided to clients, are recorded as a reduction of cost of revenues and the portion of the rebate and administrative fees payable to customers is treated as a reduction of revenues. The portion of rebates and administrative fees payable to clients is estimated based on historical and/or anticipated sharing percentages. These estimates are adjusted to actual when amounts are paid to clients subsequent to collections from pharmaceutical manufacturers; historically, these adjustments have not been material. We pay all or a contractually agreed upon portion of such rebates to our clients. We record rebates and administrative fees receivable from the manufacturer and payable to clients when the prescriptions covered under contractual agreements with the manufacturers are dispensed; these amounts are not dependent upon future pharmaceutical sales. Included in accounts receivable are reserves of $257.9 million and $381.2 million as of December 31, 2016 and 2015, respectively, for estimated uncollectible rebates from the manufacturers.

Medicare Part D product offerings. Our revenues include premiums associated with our Medicare Part D prescription drug plan (“PDP”) risk-based product offerings. These products involve prescription dispensing for beneficiaries enrolled in Medicare Part D Prescription Drug Program (“Medicare Part D”) plans sponsored by us pursuant to our contracts with the Centers for Medicare & Medicaid Services (“CMS”). We also offer numerous customized benefit plan designs to Employer-Sponsored Group Waiver Plans (“EGWPs”) under our Medicare Part D PDP product offerings.

The Medicare Part D PDP premiums are determined based on our annual bid and related contractual arrangements with CMS and are primarily comprised of amounts received from CMS as part of a direct subsidy and an additional subsidy from CMS for low-income member premiums, as well as premium payments received from members. These premiums are recognized ratably to revenues over the period in which members are entitled to receive benefits. Premiums received in advance of the applicable benefit period are deferred and recorded in accrued expenses on the consolidated balance sheet. There is a possibility the annual costs of drugs may be higher or lower than premium revenues. As a result, CMS provides a risk corridor adjustment for the standard drug benefit that compares our actual annual drug costs incurred to the targeted premiums in our CMS-approved bid. Based on the risk corridor, we will receive from CMS additional premium amounts or be required to refund to CMS previously received premium amounts. We calculate the risk corridor adjustment based on drug cost experience and record an adjustment to revenues with a corresponding receivable from or payable to CMS reflected on the consolidated balance sheet.

In addition to Medicare Part D PDP premiums, there are certain co-payments and deductibles (the “cost share”) due from members based on prescription orders by those members, some of which are subsidized by CMS in cases of low-income membership. Non-low income members received a cost share benefit under the coverage gap discount program with brand pharmaceutical manufacturers. For subsidies received in advance, the amount is deferred and recorded in accrued expenses on the consolidated balance sheet. Any cost share due from members, pharmaceutical manufacturers or CMS, or premiums due from members, is accrued and recorded in receivables, net, on the consolidated balance sheet. After the end of the contract year and based on actual annual drug costs incurred, cost share amounts are reconciled with CMS and the corresponding receivable or payable is settled. The cost share is treated consistently with other co-payments derived from providing PBM services, as a component of revenues on the consolidated statement of operations.

Our cost of revenues includes the cost of drugs dispensed by our home delivery pharmacies or retail network for members covered under our Medicare Part D PDP product offerings. These amounts are recorded at cost as incurred. We receive a catastrophic reinsurance subsidy from CMS for approximately 80% of costs incurred by individual members in excess of the individual annual out-of-pocket maximum. The subsidy is reflected as an offsetting credit to cost of revenues to the extent catastrophic costs are incurred. Catastrophic reinsurance subsidy amounts received in advance are deferred and recorded in accrued expenses on the consolidated balance sheet. Any catastrophic reinsurance subsidies due from CMS are accrued and recorded in receivables, net, on the consolidated balance sheet. After the end of the contract year and based on actual annual drug costs incurred, catastrophic reinsurance amounts are reconciled with CMS and the corresponding receivable or payable is settled.

Cost of revenues. Cost of revenues includes product costs, network pharmacy claims costs, co-payments and other direct costs associated with dispensing prescriptions, including shipping and handling (see also “Revenue recognition” and “Rebate accounting”).

Income taxes. Deferred tax assets and liabilities are recognized based on temporary differences between financial statement basis and tax basis of assets and liabilities using presently enacted tax rates. We account for uncertainty in income taxes as described in Note 6 - Income taxes to our consolidated financial statements. All deferred tax assets and liabilities are classified as long-term. Deferred tax assets are evaluated to ensure the asset will be realized. To the extent we do not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is established.

Net income attributable to non-controlling interest. Net income attributable to non-controlling interest represents the share of net income allocated to members of our consolidated affiliates.

Employee stock-based compensation. Grant-date fair values of stock options are estimated using a Black-Scholes valuation model and grant-date fair values of restricted stock units and performance shares are estimated based on the grant-date stock price. Compensation expense is reduced based on estimated forfeitures with adjustments recorded at the time of vesting for actual forfeitures. Forfeitures are estimated based on experience. We use an accelerated method of recognizing compensation cost for awards. Unearned compensation relating to these awards is amortized to non-cash compensation expense over the estimated vesting periods. See Note 8 - Employee benefit plans and stock-based compensation plans to our consolidated financial statements for more information regarding stock-based compensation plans.

Earnings per share. Basic earnings per share (“EPS”) is computed using the weighted-average number of common shares outstanding during the period. Diluted EPS is computed in the same manner as basic EPS, but adds the number of additional common shares that would have been outstanding for the period if the dilutive potential common shares had been issued. All shares are calculated under the “treasury stock” method. Following is the reconciliation between the number of weighted-average shares used in the basic and diluted EPS calculations as of December 31, 2016, 2015 and 2014:

(in millions)	2016	2015	2014
Weighted-average number of common shares outstanding during the period – basic	626.9	689.0	750.3
Dilutive common stock equivalents:(1)
Outstanding stock options, stock-settled stock appreciation rights, restricted stock units and executive deferred compensation units	4.5	6.3	8.8
Weighted-average number of common shares outstanding during the period – diluted	631.4	695.3	759.1

(1)	Excludes equity awards of 8.0 million, 2.4 million and 2.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. These were excluded because the effect is anti-dilutive.

Foreign currency translation. The financial statements of our foreign subsidiaries are translated into United States dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted-average exchange rate for each period for revenues, expenses, gains and losses. The functional currency for our foreign subsidiaries is the local currency and cumulative translation adjustments (debit balances of $12.3 million and $14.0 million at December 31, 2016 and 2015, respectively) are recorded within the “accumulated other comprehensive (loss) income” component of stockholders’ equity.

Comprehensive income (loss). Comprehensive loss includes foreign currency translation adjustments. We recognized foreign currency translation income (loss) of $1.7 million, $(16.1) million and $(9.6) million for the years ending December 31, 2016, 2015 and 2014, respectively.

New accounting guidance. In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. The guidance addresses the classification of cash flow related to (1) debt prepayment or extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance, including bank-owned life insurance, (6) distributions received from equity method investees and (7) beneficial interests in securitization transactions. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance will generally be applied retrospectively and is effective for financial statements issued for annual reporting periods beginning after December 15, 2017. In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash. This guidance requires amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance will be applied retrospectively and is effective for financial statements issued for annual reporting periods beginning after December 15, 2017. We are currently evaluating the impact of these standards on our consolidated statement of cash flows.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends Accounting Standards Codification (“ASC”) Topic 718, Compensation - Stock Compensation. The new standard simplifies the accounting for stock-based compensation, including amendments on how both taxes related to stock-based compensation and cash payments made to taxing authorities are recorded, changing the threshold to qualify for equity classification and allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. We reported net excess tax benefits of $11.2 million, $58.0 million and $93.6 million for the years ended 2016, 2015 and 2014, respectively. The fiscal 2016, 2015 and 2014 amounts of excess tax benefits are not necessarily indicative of future amounts that may arise in years following implementation of this standard due to unpredictable events including, but not limited to, the future price of our common stock, stock award exercise activity and forfeiture rate fluctuations. Excess tax benefits were historically recorded in additional paid-in capital and will be recognized as income tax expense on the consolidated statement of operations as of the effective date of the standard. The remaining amendments to this standard, as noted above, are not expected to have a material impact on our consolidated financial statements, including our statement of cash flows. We will adopt the standard beginning in the first quarter of 2017.

In February 2016, the FASB issued ASU 2016-02, Leases (ASC Topic 842), which supersedes ASC Topic 840, Leases. This ASU is intended to increase transparency and comparability of organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The new guidance is effective for financial statements issued for annual reporting periods beginning after December 15, 2018, and early application is permitted. We are currently evaluating the impact of this standard on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606), which supersedes ASC Topic 605, Revenue Recognition. The new standard requires companies to recognize revenues upon transfer of goods or services to customers in amounts that reflect the consideration which the company expects to receive in exchange for those goods or services. In July 2015, the FASB delayed the effective date of the standard by one year. The new guidance is effective for financial statements issued for annual reporting periods beginning after December 15, 2017, and early application is not permitted before the original effective date of annual reporting periods beginning after December 15, 2016. We have substantially completed evaluation of our PBM segment and have determined adoption of the new standard will not have a significant impact on our PBM segment. We continue to evaluate the impact of this standard on our Other Business Operations segment and expect to complete our evaluation by mid-2017. We anticipate full retrospective application upon adoption.